INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2016	2017	2018

Numerator:
Net income attributable to the Company - basic	$118,471	$68,944	$107,161

Net income attributable to the Company - diluted (i)	$119,121	$69,605	$107,425

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	59,170,050	60,189,004	60,434,019
Effect of dilutive securities
Convertible Bond	776,800	784,400	788,800
Share options	642,184	-	-
Restricted shares	22,422	38,106	25,746
Weighted average ordinary shares outstanding used in computing diluted income per share	60,611,456	61,011,510	61,248,565

Income per share - basic	$2.00	1.15	1.77

Income per share - diluted	$1.97	1.14	1.75

(i) For the year ended June 30, 2016, 2017 and 2018, interest accretion related to the Convertible Bond of $650, $661 and $264, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.